Benefits (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Description of Plan [Line Items]
EBP, Employee Contribution, Schedule Of Vesting Periods
In the event of termination of employment, a participant has a vested right in the participant’s share of the Company’s contributions determined as follows:

Credited Vesting Service (FRS employees)	Vested Percentage

Employer matching contributions are subject to the following vesting schedule:
Less than 2 years	—
2 years and after	100%

Discretionary contributions are subject to the following vesting schedule:
Less than 3 years	—
3 years and after	100%